Summary of significant accounting policies (Tables)	9 Months Ended
Sep. 30, 2018
Summary of significant accounting policies
Schedule of initial application of standards

Impact at January 1, 2018	Impact on adopting IFRS 15 at January 1, 2018
(€ in thousands)
Retained earnings	(100)

Recognition of revenues from maintenance and extended warranty contracts	(100)

The following table summarizes the impacts of adopting IFRS 15 on the Company’s consolidated interim consolidated statement of financial position as of September 30, 2018 and its consolidated interim statement of comprehensive loss for the nine months then ended for each of the line items affected.

			Amounts without
09/30/2018	As reported	Adjustments	adoption of IFRS 15
	(€ in thousands)
Total assets	59,769	(327)	59,442

Current assets	30,086	(327)	29,759
Trade receivables	4,727	(327)	4,400

Total equity and liabilities	59,769	(327)	59,442

Current liabilities	7,557	(554)	7,003
Deferred income	21	256	277
Contract liabilities	1,366	(1,366)	--
Other liabilities and provisions	1,980	556	2,536

Equity	35,630	227	35,857
Accumulated deficit	(46,111)	227	(45,884)

			Amounts without
09/30/2018	As reported	Adjustments	adoption of IFRS 15
	(€ in thousands)
Revenue	17,435	127	17,562
Impairment loss on trade receivables under IFRS 15	(10)	10	--
Operating loss	(7,555)	137	(7,418)
Loss before income taxes	(8,457)	137	(8,320)
Net loss	(8,464)	137	(8,327)
Total comprehensive loss	(8,573)	137	(8,436)

Schedule of classification changes under IFRS 9

			Original	New
	Original classification	New classification	carrying amount	carrying amount
01/01/2018	under IAS 39	under IFRS 9	under IAS 39	under IFRS 9
			(€ in thousands)
Financial assets			27,063	27,000

Non-current assets
Equity securities	Available‑for‑sale financial assets	FVOCI	5	5
Derivative financial instruments	A financial asset or financial liability at fair value through profit or loss	Mandatorily at FVTPL	352	352
Current assets
Bond funds	Available‑for‑sale financial assets	FVOCI	14,044	14,044
Cash and cash equivalents	Loans and receivables	Amortized cost	7,569	7,569
Trade receivables	Loans and receivables	Amortized cost	5,093	5,030

Financial liabilities			20,416	20,416

Non-current liabilities
Long-term debt	Financial liabilities measured at amortized cost	Amortized cost	16,242	16,242
Finance lease obligation	Financial liabilities measured at amortized cost	Amortized cost	171	171
Current liabilities
Bank overdraft	Financial liabilities measured at amortized cost	Amortized cost	58	58
Long-term debt	Financial liabilities measured at amortized cost	Amortized cost	796	796
Finance lease obligation	Financial liabilities measured at amortized cost	Amortized cost	308	308
Trade payables	Financial liabilities measured at amortized cost	Amortized cost	2,841	2,841

Schedule of impact of IFRS 9 impairment model

(€ in thousands)
Loss allowance at December 31, 2017 under IAS 39	482
Additional impairment recognized at January 1, 2018 on:
Trade and other receivables as at December 31, 2017	62
Additional trade receivables recognized on adoption of IFRS 15	1
Loss allowance at January 1, 2018 under IFRS 9	545

Schedule of expected credit loss regarding trade receivables

January 1, 2018
		Equivalent to external
		credit rating	Probability of	Gross carrying	Impairment loss	Net carrying
Grades		(Standard & Poor’s)	default	amount	allowance	amount
				(€ in thousands)
Grades 1-4:	Low risk	BBB+ to AAA	0.2%	3,274	5	3,269
Grades 5-7:	Fair risk	B+ to BBB	1.3%	1,674	22	1,652
Grades 8-9:	Substandard	CCC- to B	7.0%	363	25	338
Grade 10:	Doubtful	C to CC	25.0%	14	3	11
Grade 11:	Loss	D	100.0%	8	8	--
				5,333	63	5,270

September 30, 2018
		Equivalent to external
		credit rating	Probability of	Gross carrying	Impairment loss	Net carrying
Grades		(Standard & Poor’s)	default	amount	allowance	amount
				(€ in thousands)
Grades 1-4:	Low risk	BBB+ to AAA	0.2%	2,029	3	2,026
Grades 5-7:	Fair risk	B+ to BBB	1.3%	1,913	26	1,887
Grades 8-9:	Substandard	CCC- to B	7.0%	792	55	737
Grade 10:	Doubtful	C to CC	25.0%	103	26	77
Grade 11:	Loss	D	100.0%	11	11	--
				4,848	121	4,727